Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Gain loss related to foreign currency transactions and remeasurements (in Dollars)	$ 464	$ 367
Deferred offering costs (in Dollars)	$ 3,318		$ 1,264
Revenue [Member] | Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk percentage	59.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer	3		5
Concentrations of credit risk percentage	72.00%		86.00%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer	4	3
Concentrations of credit risk percentage		60.00%